Note 10 - Debt - Draws (Payments) On Line of Credit (Details) - USD ($) $ in Thousands	1 Months Ended									13 Months Ended
	Dec. 31, 2016	Nov. 30, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Family Trading [Member]
Proceeds from (repayments of) lines of credit	$ 950	$ (4,365)	$ (1,750)	$ 3,300	$ (1,100)	$ 1,100	$ 600	$ 1,500	$ 3,850	$ 4,085